NON-CONTROLLING INTERESTS - GP REU distributions and summary (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Redeemable and exchangeable partnership units, exchange ratio	1
Revenues	$ 4,096	$ 3,810	$ 3,971
Net (loss) income	(66)	(45)	80
Comprehensive income	2,700	2,229	2,025
Net (loss) income attributable to:
Property, plant and equipment, at fair value	49,432	44,590
Total assets	55,867	49,722
Total borrowings	$ 21,529	$ 18,082
Brookfield Asset Management
Disclosure of subsidiaries [line items]
Ownership percentage	48.00%
Number of shares outstanding (in shares)	308,051,190
GP interests | Ownership interest in BRELP | Brookfield Asset Management
Disclosure of subsidiaries [line items]
Ownership percentage	1.00%
LP Units
Disclosure of subsidiaries [line items]
Number of shares authorized for repurchase (in shares)	13,750,520
Authorized shares as a percentage of issued and outstanding shares	5.00%
Redeemable Exchangeable Partnership Units GP Units
Disclosure of subsidiaries [line items]
Ownership percentage	26.00%
Exchangeable shares
Disclosure of subsidiaries [line items]
Number of shares authorized for repurchase (in shares)	8,610,184
Exchangeable shares | TerraForm Power
Disclosure of subsidiaries [line items]
Number of shares exchanged (in shares)	16,071	136,517
Ordinary shares
Disclosure of subsidiaries [line items]
Number of shares outstanding (in shares)	275,084,265	274,837,890
Ordinary shares | Brookfield Asset Management
Disclosure of subsidiaries [line items]
Number of shares outstanding (in shares)	68,749,416	68,749,416
Ordinary shares | TerraForm Power
Disclosure of subsidiaries [line items]
Payments for shares exchanged	$ 1	$ 2
Non-controlling interest
Disclosure of subsidiaries [line items]
Distributions	531	436	323
Revenues	1,844	1,835	$ 2,029
Net (loss) income attributable to:
Property, plant and equipment, at fair value	21,600	18,460
Total assets	24,274	20,711
Total borrowings	$ 8,708	$ 6,210
Non-controlling interest | BRELP
Disclosure of subsidiaries [line items]
Dividends recognized as distributions to owners per share (in dollars per share)	$ 0.2253
Incentive distribution, percent	25.00%
Non-controlling interest | GP interests
Disclosure of subsidiaries [line items]
Number of shares outstanding (in shares)	3,977,260	3,977,260	4,000,000
Distributions	$ 85	$ 70	$ 55
Net (loss) income attributable to:
Net income (loss) allocated to non-controlling interests	77	62	$ 50
Carrying value of:
Non-controlling interests	$ 59	$ 56
Weighted average number of units (in shares)	4,000,000	4,000,000	4,000,000
Non-controlling interest | LP Units
Disclosure of subsidiaries [line items]
Number of shares outstanding (in shares)	275,100,000		274,800,000
Carrying value of:
Weighted average number of units (in shares)	274,900,000	271,100,000	268,300,000
Non-controlling interest | LP Units | BRELP
Disclosure of subsidiaries [line items]
Dividends recognized as distributions to owners per share (in dollars per share)	$ 0.20
Incentive distribution, percent	15.00%
Non-controlling interest | Redeemable Exchangeable Partnership Units GP Units
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Non-controlling interest | Exchangeable shares
Disclosure of subsidiaries [line items]
Number of shares outstanding (in shares)	172,203,342	172,180,417
Carrying value of:
Weighted average number of units (in shares)	172,200,000	139,900,000	0
Non-controlling interest | Redeemable/exchangeable partnership units
Disclosure of subsidiaries [line items]
Number of shares outstanding (in shares)	194,487,939	194,487,939	194,500,000
Carrying value of:
Weighted average number of units (in shares)	194,500,000	194,500,000	194,500,000
Non-controlling interest | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Revenues	$ 4,096	$ 3,810	$ 3,971
Net (loss) income	(66)	(45)	80
Comprehensive income	2,700	2,229	2,025
Net (loss) income attributable to:
Net income (loss) allocated to non-controlling interests	(135)	(133)	(65)
Property, plant and equipment, at fair value	49,432	44,590
Total assets	55,867	49,722
Total borrowings	21,529	18,082
Total liabilities	31,871	27,955
Carrying value of:
Non-controlling interests	$ 2,894	2,721
BEPC Exchangeable Participating Noncontrolling Interests Holding Subsidiaries
Disclosure of subsidiaries [line items]
Number of shares redeemed (in shares)	0
General partnership interest in a holding subsidiary held by Brookfield
Disclosure of subsidiaries [line items]
Net (loss) income	$ 77	62	50
Net (loss) income attributable to:
Net income (loss) allocated to non-controlling interests	77	62	50
Carrying value of:
Non-controlling interests	59	56
General partnership interest in a holding subsidiary held by Brookfield | GP interests
Disclosure of subsidiaries [line items]
Distributions	5	5	5
Incentive distribution | GP interests
Disclosure of subsidiaries [line items]
Distributions	80	65	50
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Net (loss) income	(135)	(133)	(65)
Net (loss) income attributable to:
Net income (loss) allocated to non-controlling interests	(135)	(133)	(65)
Carrying value of:
Non-controlling interests	2,894	2,721
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield | Redeemable/exchangeable partnership units
Disclosure of subsidiaries [line items]
Distributions	237	250	268
Limited partners’ equity
Disclosure of subsidiaries [line items]
Net (loss) income	(191)	(184)	(88)
Limited partners’ equity | Redeemable/exchangeable partnership units
Disclosure of subsidiaries [line items]
Distributions	53	42	0
External Shareholders | Redeemable/exchangeable partnership units
Disclosure of subsidiaries [line items]
Distributions	156	74	0
Total BEPC exchangeable shares | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Distributions	209	116	0
BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Net (loss) income	(119)	(49)
Net (loss) income attributable to:
Net income (loss) allocated to non-controlling interests	(119)	(49)	$ 0
Carrying value of:
Non-controlling interests	$ 2,562	$ 2,408